ELLINGTON INCOME OPPORTUNITIES FUND

Supplement dated September 16, 2021

To the Statement of Additional Information (“SAI”) dated April 30, 2021

The entries related to Hayden E. Anderson in the table entitled “Interested Trustees and Officers” in the SAI are replaced with the following:

Name, Address and Date of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Chris Nelson Born: 1968	Secretary Term — Indefinite, Length – Since August 2021.	Senior Compliance Officer, Mount Yale Capital Group, LLC (March 2021- present); Compliance Officer, TruChoice Financial (November 2010 – February 2021).	N/A	N/A

Capitalized terms used in this supplement have the same meanings as in the SAI, unless otherwise stated herein.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated April 30, 2021, which provides information that you should know about the Fund before investing. These documents can be obtained without charge by calling the Fund at 1-855-862-6092 or by visiting http://www.ellingtonincomefund.com.

Investors should retain this Supplement for future reference.